REVERSE RECAPITALIZATION	12 Months Ended
Dec. 31, 2020
Reverse Recapitalization
REVERSE RECAPITALIZATION

NOTE 3 - REVERSE RECAPITALIZATION

On December 30, 2019, Intellisense and Medigus completed the Exchange Agreement. The accounting treatment for the Exchange Agreement was as a reverse recapitalization transaction. Pursuant to the Exchange Agreement, Intellisense issued to Medigus 1,792,329 shares. Upon such issuance, ScoutCam became a wholly-owned subsidiary of Intellisense. On December 31, 2019, Intellisense Solutions Inc. changed its name to ScoutCam Inc.

Immediately prior to the Closing Date the Company’s outstanding common stock was comprised of 437,344 shares of common stock $0.001 par value, of which 150,299 shares were issued immediately prior to the Closing Date as part of the conversion of promissory notes to related parties and the exercise of warrants by related parties, employees and service providers.

Also, on the Closing Date, 379,269 units, each comprised of two shares of common stock par value USD 0.001 per share, one Warrant A (as defined below) and two Warrants B (as defined below), were issued to investors as part of the financing transaction that the Company was obligated to secure prior to the Closing. The immediate gross proceeds from the issuance of the units amounted to approximately USD 3.3 million.

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the12 month period from the date of issuance. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 month period from the date of issuance.

During 2020, 332,551 Warrants A were exercised. 46,718 unexercised Warrants A expired on December 30,2020.

While ScoutCam Inc. was the legal acquirer, ScoutCam was treated as the acquiring company for accounting purposes as the Exchange Agreement was accounted for as a reverse recapitalization which is equivalent to the issuance of 1,194,881 shares by ScoutCam for the net monetary assets of ScoutCam Inc. As a result, the financial statements of the Company prior to the Closing Date are the historical financial statements of ScoutCam Ltd. The financial statements of the Company after the Closing Date reflect the results of the operations of ScoutCam Ltd. and ScoutCam Inc. on a combined basis. The net acquired assets of the Company as of the Closing Date was $3,040 thousands. There were no fair value adjustments necessary to perform as the carrying values of the net acquired assets approximated fair value. Further, given the nature of the operations of ScoutCam Inc. prior to the Closing Date, there were no intangible assets, including goodwill, established as a result of the Exchange Agreement.

Under the Exchange Agreement, the number of shares of common stock and USD amount for common stock is based on the nominal value and the shares of common stock issued by ScoutCam Inc. (reflecting the legal structure of ScoutCam Inc. as the legal acquirer) on the Closing Date plus shares of common stock issued by ScoutCam Inc. as part of the Exchange Agreement as described above. Historical stockholders’ equity reflects the accounting acquirer, except for share number and USD amount adjusted for the shares exchange ratio pursuant to the Exchange Agreement amounting to 8.065.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS